Putnam VT Diversified Income Fund
The fund's portfolio
3/31/25 (Unaudited)

MORTGAGE-BACKED SECURITIES (29.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (9.9%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$225,338	$48,377
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,471,617	335,979
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,057,035	468,502
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	115,974	15,953
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	2,646,185	533,484
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,394,823	288,539
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	146,390	8,576
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	35,816	806
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.796%, 9/25/50	1,941,959	292,492
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.646%, 7/25/50	1,875,160	229,409
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.637%, 8/15/56	1,606,952	221,779
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 1/25/50	1,435,875	171,411
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	423,278	64,328
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	37,947	6,286
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	672,891	95,674
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	103,051	14,716
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	1,863,023	423,367
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	93,721	19,451
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.946%, 4/25/40	201,933	21,705
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.796%, 3/25/48	1,099,515	105,489
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.746%, 6/25/48	1,469,033	174,954
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.746%, 6/25/45	964,036	69,495
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 1.696%, 5/25/47	2,251,915	247,996
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 8/25/49	1,006,471	103,802
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	398,869	77,140
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	734,776	146,277
Ser. 14-76, IO, 5.00%, 5/20/44	223,308	46,869
Ser. 12-146, IO, 5.00%, 12/20/42	374,601	77,664
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	715,027	134,325
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	149,189	33,266
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	992,147	201,594
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	541,355	104,967
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	300,861	58,965
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	303,998	46,445
Ser. 21-156, IO, 3.50%, 7/20/51	2,861,452	476,600
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,333,264	416,028
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	581,109	95,558
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	669,516	107,181
Ser. 16-H23, Class NI, IO, 3.022%, 10/20/66(WAC)	3,003,681	127,446
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	2,545,451	438,913
Ser. 16-H22, Class AI, IO, 2.931%, 10/20/66(WAC)	1,062,752	41,268
Ser. 16-H24, Class JI, IO, 2.788%, 11/20/66(WAC)	1,007,388	57,614
Ser. 17-H06, Class BI, IO, 2.43%, 2/20/67(WAC)	1,041,062	33,038
Ser. 16-H06, Class DI, IO, 2.364%, 7/20/65(WAC)	1,128,635	36,524
Ser. 17-H02, Class BI, IO, 2.363%, 1/20/67(WAC)	858,859	32,561
Ser. 15-H10, Class BI, IO, 2.319%, 4/20/65(WAC)	748,299	33,558
Ser. 16-H09, Class BI, IO, 2.242%, 4/20/66(WAC)	1,470,525	62,143
Ser. 17-H16, Class JI, IO, 2.081%, 8/20/67(WAC)	1,755,618	77,674
Ser. 16-H03, Class AI, IO, 1.996%, 1/20/66(WAC)	933,820	34,224
Ser. 16-H03, Class DI, IO, 1.987%, 12/20/65(WAC)	813,935	27,719
Ser. 15-H25, Class EI, IO, 1.898%, 10/20/65(WAC)	876,578	24,643
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 6/20/51	1,517,862	219,920
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 5/20/51	2,182,007	295,108
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 4/20/51	1,663,220	223,198
Ser. 16-H10, Class AI, IO, 1.846%, 4/20/66(WAC)	1,685,465	40,871
Ser. 17-H11, Class DI, IO, 1.808%, 5/20/67(WAC)	977,825	47,051
Ser. 15-H23, Class BI, IO, 1.797%, 9/20/65(WAC)	1,209,126	25,222
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.766%, 11/20/47	2,366,074	265,557
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 1.746%, 4/20/44	1,161,914	135,667
Ser. 17-H12, Class QI, IO, 1.717%, 5/20/67(WAC)	1,035,022	39,074
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 7/20/50	1,900,273	250,289
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 10/20/48	966,172	120,798
Ser. 16-H24, Class CI, IO, 1.701%, 10/20/66(WAC)	814,251	16,311
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 4/20/50	2,014,421	268,494
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 8/20/49	3,227,570	397,771
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 7/20/49	1,376,948	167,675
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 7/20/49	1,934,721	214,568
Ser. 18-H05, Class BI, IO, 1.647%, 2/20/68(WAC)	1,533,162	70,863
Ser. 15-H25, Class AI, IO, 1.645%, 9/20/65(WAC)	1,875,201	27,775
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 12/20/49	815,405	94,887
Ser. 13-H08, Class CI, IO, 1.593%, 2/20/63(WAC)	603,616	19,663
Ser. 17-H16, Class IG, IO, 1.592%, 7/20/67(WAC)	1,346,474	34,064
Ser. 14-H21, Class BI, IO, 1.59%, 10/20/64(WAC)	1,008,818	22,690
Ser. 17-H08, Class NI, IO, 1.578%, 3/20/67(WAC)	1,368,903	44,916
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.566%, 8/20/43	1,618,217	189,688
Ser. 17-H09, IO, 1.221%, 4/20/67(WAC)	1,524,923	47,561
Ser. 17-H10, Class MI, IO, 1.197%, 4/20/67(WAC)	1,820,786	56,528
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.166%, 8/20/44	502,076	43,871

		10,392,854
Commercial mortgage-backed securities (9.5%)
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.332%, 9/15/48(WAC)	128,000	121,252
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57(WAC)	2,721,010	230,953
Bank5
FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57(WAC)	4,143,044	191,231
FRB Ser. 24-5YR12, Class XA, IO, 0.498%, 12/15/57(WAC)	4,358,033	93,694
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.574%, 11/15/52(WAC)	336,000	189,940
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	4,852,796	299,220
FRB Ser. 24-C26, Class XA, IO, 1.014%, 5/15/57(WAC)	1,592,763	119,551
FRB Ser. 22-C14, Class XA, IO, 0.698%, 2/15/55(WAC)	2,921,439	102,565
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.501%, 11/16/38 (Cayman Islands)	58,106	58,196
Benchmark Mortgage Trust
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57(WAC)	3,820,880	191,162
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57(WAC)	6,574,000	157,212
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57(WAC)	3,411,095	173,445
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	243,000	227,446
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	234,000	228,914
Citigroup Commercial Mortgage Trust 144A FRB Ser. 15-GC27, Class D, 4.529%, 2/10/48(WAC)	319,117	306,282
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	85,927	82,419
FRB Ser. 14-CR16, Class C, 4.751%, 4/10/47(WAC)	283,000	266,288
FRB Ser. 14-CR20, Class C, 4.541%, 11/10/47(WAC)	260,472	251,158
FRB Ser. 15-CR27, Class C, 4.444%, 10/10/48(WAC)	140,000	130,271
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	85,572	80,531
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	149,563	147,751
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	264,000	254,959
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	151,978	145,323
Ser. 15-CR22, Class B, 3.926%, 3/10/48(WAC)	117,000	114,485
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	167,000	164,223
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47(WAC)	182,000	149,116
FRB Ser. 14-CR19, Class D, 4.512%, 8/10/47(WAC)	262,554	251,696
Ser. 12-CR3, Class F, 4.435%, 10/15/45 (In default)(NON)(WAC)	157,580	9,600
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57(WAC)	132,000	128,180
Ser. 16-C5, Class A5, 3.757%, 11/15/48	126,000	124,877
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.34%, 11/25/51	460,000	479,411
Government National Mortgage Association FRB Ser. 24-32, IO, 0.705%, 6/16/63	3,192,603	166,242
GS Mortgage Securities Trust FRB Ser. 14-GC24, Class B, 4.417%, 9/10/47(WAC)	244,000	228,221
GS Mortgage Securities Trust 144A FRB Ser. 13-GC13, Class AS, 3.878%, 7/10/46(WAC)	159,909	157,115
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class B, 4.466%, 9/15/47(WAC)	110,000	105,955
FRB Ser. 13-C12, Class D, 3.86%, 7/15/45(WAC)	140,000	128,887
Ser. 15-C31, Class A3, 3.801%, 8/15/48	114,083	113,331
Ser. 16-C1, Class A5, 3.576%, 3/17/49	74,000	73,068
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 14-C18, Class D, 4.484%, 2/15/47(WAC)	152,000	133,231
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	123,000	108,197
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.287%, 4/15/46(WAC)	127,000	31,140
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 07-CB20, Class E, 7.745%, 2/12/51(WAC)	11,545	14,489
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	240,000	232,537
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48(WAC)	163,000	141,122
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46(WAC)	90,718	84,824
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.749%, 10/15/46(WAC)	123,000	111,835
FRB Ser. 13-C10, Class D, 3.98%, 7/15/46(WAC)	230,000	184,001
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.854%, 7/15/51(WAC)	125,000	116,539
FRB Ser. 16-UB11, Class C, 3.691%, 8/15/49(WAC)	192,000	184,194
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.204%, 3/25/50	537,384	546,942
FRB Ser. 19-01, Class M10, 7.704%, 10/25/49	305,418	310,841
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.787%, 6/25/37	109,855	110,028
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	261,000	254,061
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	36
Wells Fargo Commercial Mortgage Trust
Ser. 15-C31, Class A4, 3.695%, 11/15/48	229,000	227,320
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	233,000	231,308
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52(WAC)	1,825,461	95,687
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.507%, 9/15/58(WAC)	95,000	92,522
Ser. 14-LC16, Class D, 3.938%, 8/15/50	237,113	28,636
FRB Ser. 13-LC12, Class D, 3.822%, 7/15/46(WAC)	293,000	166,573
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.206%, 8/15/46(WAC)	228,865	104,788

		9,955,021
Residential mortgage-backed securities (non-agency) (9.7%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	272,325	277,968
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	126,163	127,176
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.362%, 10/25/35(WAC)	108,116	90,093
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.615%, 11/25/47	89,453	79,209
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.135%, 9/25/35	208,732	186,036
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.575%, 6/25/46	130,028	126,218
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.86%, 12/25/35	268,580	169,649
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.815%, 8/25/46	789,124	681,620
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 4.645%, 4/25/47	61,384	53,416
FRB Ser. 06-OA7, Class 1A1, 3.249%, 6/25/46(WAC)	487,170	471,654
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.454%, 7/25/28	1,017,349	1,083,297
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 13.804%, 4/25/28	515,447	536,522
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.254%, 3/25/28	323,690	329,695
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.454%, 10/25/48	333,000	415,773
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 14.954%, 3/25/49	152,000	181,687
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 8/25/50	135,000	180,261
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 13.804%, 6/25/50	237,000	309,476
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.204%, 9/25/48	389,000	448,094
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	244,039
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 16.704%, 9/25/28	963,191	1,056,287
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.204%, 10/25/28	494,689	546,028
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 15.204%, 1/25/29	89,029	98,536
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.84%, 1/25/42	148,000	154,832
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.554%, 9/25/31	391,622	413,660
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.104%, 2/25/40	276,000	288,560
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 7.704%, 1/25/40	155,000	160,102
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.391%, 11/25/36(WAC)	205,754	143,469
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 4.795%, 5/25/36	504,940	108,061
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 4.745%, 5/25/37	114,726	64,232
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 4.951%, 5/19/35	168,523	50,387
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.199%, 2/26/37	125,512	115,051
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.23%, 8/25/35	25,036	24,166
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	250,000	252,088
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 4.795%, 1/25/37	172,753	152,434
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	182,544
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (CME Term SOFR 1 Month + 0.28%), 4.605%, 7/25/47	102,815	76,512
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 4.735%, 5/25/36	339,725	262,285

		10,141,117

Total mortgage-backed securities (cost $31,334,927)		$30,488,992

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/55	$3,000,000	$3,006,634
5.50%, 5/20/49	14,156	14,431
5.00%, TBA, 4/1/55	3,000,000	2,951,095
5.00%, 5/20/49	40,439	40,161
4.50%, TBA, 4/1/55	4,000,000	3,838,125
3.50%, with due dates from 10/20/49 to 11/20/49	41,575	37,612
2.50%, TBA, 4/1/55	1,000,000	853,076

		10,741,134
U.S. Government Agency Mortgage Obligations (16.9%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	31,243	31,150
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/55	4,000,000	4,125,103
6.00%, TBA, 4/1/55	2,000,000	2,031,596
5.50%, TBA, 4/1/55	6,000,000	5,992,962
5.00%, TBA, 4/1/55	1,000,000	980,207
4.50%, TBA, 4/1/55	1,000,000	956,624
4.00%, TBA, 4/1/55	3,000,000	2,795,606
2.50%, TBA, 4/1/55	1,000,000	831,670

		17,744,918

Total U.S. government and agency mortgage obligations (cost $28,456,179)		$28,486,052

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.625%, 11/30/27(i)	$133,000	$122,380

Total U.S. treasury obligations (cost $122,380)		$122,380

CORPORATE BONDS AND NOTES (25.5%)(a)
		Principal amount	Value
Basic materials (2.2%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$135,000	$147,458
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		30,000	30,439
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		15,000	15,473
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		265,000	252,609
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		25,000	24,786
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		125,000	118,337
Braskem Idesa SAPI sr. notes Ser. REGS, 7.45%, 11/15/29 (Mexico)		200,000	162,376
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		140,000	140,518
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)		62,000	63,713
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		60,000	57,635
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		60,000	57,649
Clydesdale Acquisition Holdings, Inc. 144A company guaranty sr. notes 6.75%, 4/15/32		75,000	75,580
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		158,000	143,142
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		250,000	244,367
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		140,000	134,341
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		120,000	116,864
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		48,000	48,718
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		45,000	45,322
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		100,000	99,636
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		255,000	264,454
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		80,000	80,069

			2,323,486
Capital goods (1.5%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		20,000	18,745
Ambipar Lux SARL 144A company guaranty sr. unsec. notes 10.875%, 2/5/33 (Brazil)		200,000	205,150
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		200,000	210,265
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		8,000	7,291
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		92,000	88,758
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		22,000	23,081
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		265,000	264,185
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		121,000	116,543
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		150,000	151,500
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		158,000	165,552
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		54,000	57,673
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		35,000	33,990
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		90,000	92,056
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		35,000	35,490
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33		30,000	30,176
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33		30,000	30,177

			1,530,632
Communication services (1.6%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		275,000	266,322
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		275,000	272,127
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		140,000	124,473
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		545,000	518,192
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		145,000	135,458
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	135,000	134,206
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$200,000	212,221

			1,662,999
Consumer cyclicals (4.5%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		120,000	121,628
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		210,000	216,191
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		260,000	263,658
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		130,000	120,000
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		131,000	132,876
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30		45,000	44,853
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		120,000	117,767
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		170,000	150,127
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	120,000	128,095
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$213,000	215,919
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	134,000	144,623
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$260,000	263,769
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	147,028
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		92,000	92,600
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		68,000	66,463
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		120,000	119,010
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		155,000	146,263
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		44,000	45,866
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		145,000	142,612
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		120,000	120,182
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,146
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		110,000	110,017
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		50,000	49,132
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		120,000	118,982
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		115,000	113,554
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		160,000	160,717
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		165,000	148,395
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		276,000	265,484
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		145,000	138,281
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	285,000	309,195
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		$25,000	26,502
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		105,000	112,246
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		200,000	183,889
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		120,000	113,992
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		40,000	41,419

			4,706,481
Consumer staples (1.3%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		118,000	115,938
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	194,173
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		115,000	119,287
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		250,000	238,968
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		35,000	35,146
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		135,000	137,319
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		73,000	68,295
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		270,000	275,380
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		51,000	47,109
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		145,000	137,710

			1,369,325
Energy (3.5%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		135,000	134,015
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)		150,000	153,307
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		145,000	142,468
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 3/15/33		85,000	84,632
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		110,000	113,101
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		360,000	371,780
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		120,000	122,074
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		51,000	49,985
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		155,000	145,938
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28		35,000	35,186
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		280,000	277,147
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		265,000	262,432
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		265,000	268,552
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		123,000	124,916
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		143,000	125,760
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		115,000	112,744
Petronas Capital, Ltd. 144A company guaranty sr. unsec. notes 4.95%, 1/3/31 (Malaysia)		230,000	231,018
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		125,000	117,504
Southern Gas Corridor CJSC company guaranty sr. unsec. notes Ser. REGS, 6.875%, 3/24/26 (Azerbaijan)		220,000	222,399
Sunoco LP 144A sr. unsec. notes 6.25%, 7/1/33		75,000	75,130
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29		130,000	135,979
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		63,000	62,660
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		260,000	263,876

			3,632,603
Financials (5.5%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		120,000	122,167
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)		200,000	197,916
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		300,000	308,999
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		135,000	135,097
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		270,000	278,372
Athene Global Funding 144A notes 5.583%, 1/9/29		130,000	132,812
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		135,000	136,131
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		285,000	296,257
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		135,000	133,816
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28		130,000	135,643
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	200,944
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		225,000	248,101
GA Global Funding Trust 144A notes 4.40%, 9/23/27		150,000	149,152
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		260,000	276,944
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		115,000	120,888
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		540,000	552,850
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		405,000	410,626
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32		90,000	91,751
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		290,000	290,165
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		135,000	136,950
Power Finance Corp., Ltd. sr. unsec. notes Ser. REGS, 3.95%, 4/23/30 (India)		250,000	237,624
Protective Life Global Funding 144A 5.467%, 12/8/28		175,000	180,068
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		120,000	119,880
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		95,000	96,306
USB AG/Stamford, CT sr. unsec. unsub. notes 7.50%, 2/15/28		250,000	269,273
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		275,000	272,878
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		265,000	272,258
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		20,000	19,660

			5,823,528
Government (0.2%)
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)		200,000	203,877

			203,877
Health care (1.3%)
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		135,000	135,454
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		75,000	74,955
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		295,000	279,954
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		285,000	305,700
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		260,000	263,963
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		249,000	277,829

			1,337,855
Technology (0.8%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		135,000	133,548
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		295,000	278,115
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		135,000	136,466
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		92,000	103,574
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33		200,000	200,166

			851,869
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	100,000	121,013

			121,013
Utilities and power (3.0%)
AES Andes SA 144A sr. unsec. notes 6.25%, 3/14/32 (Chile)		$200,000	201,482
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		110,000	111,067
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. bonds 7.875%, 2/15/39 (Mexico)		200,000	203,919
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		130,000	133,556
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		130,000	136,595
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	225,441
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		200,000	213,673
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		270,000	273,265
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		130,000	132,871
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		165,000	166,424
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		70,000	68,970
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		130,000	134,356
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)		200,000	202,143
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		275,000	264,294
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		170,000	175,374
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29		295,000	276,571
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		120,000	122,411
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		155,000	147,319

			3,189,731

Total corporate bonds and notes (cost $26,384,571)			$26,753,399

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.1%)(a)
		Principal amount	Value
Armenia (Republic of) sr. unsec. notes Ser. REGS, 3.60%, 2/2/31 (Armenia)		$200,000	$169,865
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	276,541
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$260,000	243,393
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		590,000	575,026
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	194,995
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		60,000	58,096
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	179,000	110,373
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	190,000	162,141
Chile (Republic of) sr. unsec. unsub. bonds 5.65%, 1/13/37 (Chile)		$230,000	233,841
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		350,000	352,450
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		200,000	202,738
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	570,000	545,462
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		$200,000	201,500
Dominican Republic (Republic of) 144A sr. unsec. bonds 6.95%, 3/15/37 (Dominican Republic)		150,000	151,650
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		260,000	248,347
Egypt (Arab Republic of) 144A sr. unsec. notes 8.625%, 2/4/30 (Egypt)		200,000	193,787
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		230,000	180,357
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		420,000	423,360
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		200,000	199,412
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		200,000	199,510
Iraq (Republic of) sr. unsec. notes Ser. REGS, 5.80%, 1/15/28 (Iraq)		247,500	243,133
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 7.50%, 1/13/29 (Jordan)		200,000	200,478
Montenegro (Republic of) 144A sr. unsec. notes 4.875%, 4/1/32 (Montenegro)	EUR	130,000	137,838
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		$200,000	207,160
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		270,000	238,613
Peru (Republic of) sr. unsec. unsub. notes 2.783%, 1/23/31 (Peru)		260,000	228,579
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		220,000	226,447
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	220,000	220,373
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		$330,000	318,862
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		280,000	286,526
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		230,000	237,158
South Africa (Republic of) sr. unsec. bonds 5.75%, 9/30/49 (South Africa)		200,000	147,510
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		200,000	137,987
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		200,000	218,333
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		420,000	354,397
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistan)		200,000	198,445

Total foreign government and agency bonds and notes (cost $8,470,240)			$8,524,683

SENIOR LOANS (5.4%)(a)(c)
		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.204%, 4/3/28 (Netherlands)	EUR	115,000	$124,511
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 3/26/29		$118,498	117,527
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31		54,863	54,760

			296,798
Capital goods (0.7%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.805%, 3/18/30		237,599	237,994
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 1/14/32		35,475	35,002
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 8.824%, 9/28/28		100,792	99,280
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28		118,769	117,604
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30		76,756	76,646
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 6.799%, 2/28/31		84,152	83,783
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 1/20/31		119,400	118,453

			768,762
Communication services (0.3%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 1.50%), 9.00%, 4/15/27		94,010	88,588
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29		241,714	238,632

			327,220
Consumer cyclicals (1.5%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.075%, 1/3/29		47,785	47,684
Banijay US Holding, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 3/1/28		44,868	44,910
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.563%, 1/24/31		133,650	132,982
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.325%, 10/18/28		213,296	213,429
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.799%, 6/18/31		114,687	113,776
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.825%, 1/27/29		114,704	113,104
Flutter Entertainment PLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.049%, 11/29/30		64,188	64,015
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.438%, 10/27/28		137,495	126,338
Hunter Douglas, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.549%, 1/14/32		107,982	103,500
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 1/29/28		115,360	113,797
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.299%, 3/26/31		49,750	49,813
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29		119,098	118,552
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.325%, 3/7/31		29,700	29,579
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.575%, 10/19/29		273,613	265,942

			1,537,421
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 3/10/28		154,684	153,892
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.299%, 12/2/30		19,704	19,624

			173,516
Energy (0.3%)
CQP Holdco LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.299%, 12/31/30		305,256	304,809

			304,809
Financials (0.1%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.069%, 9/12/31		118,802	118,207

			118,207
Health care (0.8%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.325%, 9/29/28		71,098	71,009
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.672%, 5/5/27		192,890	192,454
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.325%, 5/6/31		69,650	69,647
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/23/28		107,940	107,857
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.072%, 3/10/31		103,950	103,544
Phoenix Guarantor, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 2/21/31		118,803	118,472
Phoenix Newco, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 11/15/28		132,205	132,065
Waystar Technologies, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/22/29		55,394	55,255

			850,303
Technology (0.8%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.00%), 7.309%, 2/3/31		49,280	49,253
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.799%, 3/29/29		194,902	193,351
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 2.25%), 6.572%, 1/18/29		118,800	118,652
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28		119,100	110,707
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.323%, 3/1/29		129,351	123,789
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 8/31/28		137,545	137,265
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31		119,100	118,982

			851,999
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.543%, 4/20/28 (Cayman Islands)		205,409	203,306
Genesee & Wyoming, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.049%, 4/5/31		79,600	78,953
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.549%, 2/14/31		99,000	95,560

			377,819

Total senior loans (cost $5,667,011)			$5,606,854

CONVERTIBLE BONDS AND NOTES (2.8%)(a)
	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$14,000	$32,862
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	41,000	43,614

		76,476
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	30,000	26,513
Burlington Stores, Inc. cv. sr. unsec. notes 1.25%, 12/15/27	22,000	29,106
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	27,000	45,117
Global Payments, Inc. cv. sr. unsec. notes 1.50%, 3/1/31	53,000	50,191
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	59,000	71,833
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	46,000	64,032
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30	47,000	48,763
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	42,000	41,139
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	25,000	35,059
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	36,000	35,213
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	48,000	48,696
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	21,000	20,001

		515,663
Consumer staples (0.3%)
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	26,000	36,192
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	72,000	61,362
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	59,000	61,766
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27	27,000	32,252
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	42,000	38,876
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	58,000	70,876
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	53,000	51,940

		353,264
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	41,000	27,614
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	39,000	41,244

		68,858
Financials (0.2%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30	26,000	24,167
Digital Realty Trust LP 144A company guaranty cv. sr. unsec. sub. notes 1.875%, 11/15/29	75,000	74,460
Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.75%, 9/1/28	21,000	20,653
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29(R)	32,000	42,000
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	33,000	53,873

		215,153
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	41,000	47,314
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	33,000	31,160
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	74,000	66,304
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	67,000	57,726
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	32,000	30,544
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	42,000	53,816
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	39,000	49,533
Integer Holdings Corp. 144A cv. sr. unsec. sub. notes 1.875%, 3/15/30	42,000	42,546
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	30,000	42,413
Merit Medical Systems, Inc. 144A cv. sr. unsec. notes 3.00%, 2/1/29	24,000	32,700
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28	32,000	31,296
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	14,000	13,034

		498,386
Technology (0.9%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	54,000	52,772
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	47,000	42,700
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	39,000	37,674
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	53,000	46,296
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	64,000	66,816
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	15,000	17,085
Lumentum Holdings, Inc. cv. sr. unsec. sub. notes 0.50%, 6/15/28	72,000	66,708
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	31,000	29,086
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/30	67,000	64,023
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	42,000	37,884
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29	42,000	44,479
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	59,000	51,038
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	32,000	39,029
Parsons Corp. cv. sr. unsec. notes 2.625%, 3/1/29	27,000	27,041
Progress Software Corp. cv. sr. unsec. sub. notes 3.50%, 3/1/30	36,000	37,980
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	66,000	79,588
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	64,000	74,240
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	59,000	72,183
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	33,000	39,373
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	55,000	12,375
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	25,000	23,319

		961,689
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	33,000	36,581
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	16,000	37,286
PG&E Corp. cv. sr. notes 4.25%, 12/1/27	59,000	62,481
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	58,000	65,047
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	60,000	66,855

		268,250

Total convertible bonds and notes (cost $2,964,239)		$2,957,739

SHORT-TERM INVESTMENTS (27.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	27,728,514	$27,728,514
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(P)	Shares	680,000	680,000
U.S. Treasury Bills 4.312%, 4/8/25(SEGSF)		$200,000	199,835
U.S. Treasury Bills 4.298%, 4/22/25(SEG)(SEGSF)		500,000	498,762

Total short-term investments (cost $29,107,129)			$29,107,111
TOTAL INVESTMENTS

Total investments (cost $132,506,676)			$132,047,210

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $7,376,573) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	6/18/25	$324,272	$321,494	$(2,778)
		Japanese Yen	Buy	5/21/25	300,788	296,640	4,148
		New Zealand Dollar	Sell	4/16/25	7,952	7,798	(154)
		Norwegian Krone	Sell	6/18/25	16,510	16,019	(491)
		Swedish Krona	Sell	6/18/25	108,194	107,792	(402)
		Swiss Franc	Buy	6/18/25	26,349	26,310	39
	Barclays Bank PLC
		Australian Dollar	Sell	4/16/25	15,748	15,518	(230)
		Canadian Dollar	Sell	4/16/25	47,079	47,135	56
		Euro	Sell	6/18/25	326,009	323,269	(2,740)
		Norwegian Krone	Sell	6/18/25	7,975	7,734	(241)
		Swiss Franc	Buy	6/18/25	39,011	38,943	68
	Citibank, N.A.
		Euro	Sell	6/18/25	475,765	471,692	(4,073)
		Norwegian Krone	Sell	6/18/25	65,032	63,056	(1,976)
		Swedish Krona	Sell	6/18/25	3,788	3,772	(16)
	Goldman Sachs International
		Canadian Dollar	Sell	4/16/25	4,103	4,108	5
		Japanese Yen	Buy	5/21/25	503,179	496,193	6,986
		Swiss Franc	Buy	6/18/25	119,656	119,461	195
	HSBC Bank PLC
		Australian Dollar	Sell	4/16/25	92,301	92,925	624
		Euro	Sell	6/18/25	435,583	431,955	(3,628)
		Japanese Yen	Buy	5/21/25	162,794	160,595	2,199
		Norwegian Krone	Sell	6/18/25	10,436	10,123	(313)
		Swedish Krona	Sell	6/18/25	34,009	33,873	(136)
		Swiss Franc	Buy	6/18/25	17,110	17,071	39
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/16/25	92,301	92,925	(624)
		Australian Dollar	Sell	4/16/25	92,301	90,963	(1,338)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/18/25	176,053	174,743	(1,310)
		Canadian Dollar	Sell	4/16/25	109,179	109,259	80
		Norwegian Krone	Sell	6/18/25	120,702	117,037	(3,665)
		Swiss Franc	Buy	6/18/25	26,463	26,418	45
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/16/25	543,868	536,272	(7,596)
		British Pound	Sell	6/18/25	112,374	111,726	(648)
		Euro	Sell	6/18/25	491,945	489,267	(2,678)
		New Zealand Dollar	Sell	4/16/25	423,456	415,219	(8,237)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/16/25	59,430	59,816	(386)
		Euro	Sell	6/18/25	544,398	539,761	(4,637)
		Japanese Yen	Buy	5/21/25	348,280	343,530	4,750
		Swedish Krona	Sell	6/18/25	106,965	106,535	(430)
	Toronto-Dominion Bank
		British Pound	Sell	6/18/25	90,157	89,487	(670)
		Canadian Dollar	Sell	4/16/25	492,350	492,935	585
		Euro	Sell	6/18/25	178,533	178,501	(32)
		Japanese Yen	Buy	5/21/25	2,784	2,746	38
		Norwegian Krone	Sell	6/18/25	90,344	87,623	(2,721)
		Swedish Krona	Sell	6/18/25	131,400	130,887	(513)
	UBS AG
		Australian Dollar	Sell	4/16/25	10,749	10,591	(158)
		Canadian Dollar	Sell	4/16/25	9,666	9,673	7
		New Zealand Dollar	Sell	4/16/25	30,101	29,513	(588)
		Swedish Krona	Sell	6/18/25	4,936	4,918	(18)
	WestPac Banking Corp.
		Australian Dollar	Sell	4/16/25	4,999	4,926	(73)
		British Pound	Sell	6/18/25	7,879	7,826	(53)

	Unrealized appreciation						19,864

	Unrealized (depreciation)						(53,553)

	Total						$(33,689)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	14	$1,783,129	$1,783,128	Jun-25	$14,013
U.S. Treasury Note 2 yr (Short)	69	14,294,859	14,294,859	Jun-25	(67,691)
U.S. Treasury Note Ultra 10 yr (Short)	11	1,255,375	1,255,375	Jun-25	(15,831)

Unrealized appreciation					14,013

Unrealized (depreciation)					(83,522)

Total					$(69,509)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		$1,599,600	$(203,812)	$(34,882)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		1,599,600	(194,656)	(15,737)
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		837,800	(49,459)	(5,598)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		837,800	(49,459)	2,814
BNP Paribas
(3.30)/US SOFR/Feb-27 (Written)	Feb-26/3.30		40,500,000	89,100	(39,488)
3.85/US SOFR/Feb-27 (Purchased)	Feb-26/3.85		27,000,000	(112,050)	45,684
(3.8325)/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325		2,234,100	(53,283)	(10,263)
3.8325/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325		2,234,100	(53,283)	4,508
3.625/US SOFR/Nov-37 (Purchased)	Nov-27/3.625		288,900	(13,376)	(1,310)
(4.125)/US SOFR/Nov-37 (Purchased)	Nov-27/4.125		288,900	(13,376)	(872)
Citibank, N.A.
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00		4,794,400	(54,177)	(10,763)
Deutsche Bank AG
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,797,000	(105,667)	(65,071)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,797,000	(105,667)	(24,504)
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$1,735,300	(726,377)	(39,133)
JPMorgan Chase Bank N.A.
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	243,759
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(105,023)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	141,597
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(40,640)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	126,837
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(33,378)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	3,171,600	(82,059)	(31,290)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	3,171,600	(103,350)	(11,358)
Mizuho Capital Markets LLC
(4.384)/US SOFR/Jan-38 (Purchased)	Jan-28/4.384		$971,300	(44,729)	(7,615)
3.884/US SOFR/Jan-38 (Purchased)	Jan-28/3.884		971,300	(42,932)	7,802
(4.01)/US SOFR/Mar-52 (Purchased)	Mar-32/4.01		81,200	(9,736)	(180)
4.01/US SOFR/Mar-52 (Purchased)	Mar-32/4.01		81,200	(9,736)	577
Morgan Stanley & Co. International PLC
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	867,000	(320,682)	4,514
UBS AG
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(39,581)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	104,944
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	31,037
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(18,184)

Unrealized appreciation					714,073

Unrealized (depreciation)					(534,870)

Total					$179,203

TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $10,695,586) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 4/1/55	$1,000,000	4/21/25	$959,531
Uniform Mortgage-Backed Securities, 6.50%, 4/1/55	3,000,000	4/14/25	3,093,827
Uniform Mortgage-Backed Securities, 4.50%, 4/1/55	4,000,000	4/14/25	3,826,495
Uniform Mortgage-Backed Securities, 4.00%, 4/1/55	3,000,000	4/14/25	2,795,606

Total			$10,675,459

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,119,000	$13,692		$19,879	3/19/30	US SOFR — Annually	3.75% — Annually	$33,682
		230,000	302		(2,058)	3/19/35	3.75% — Annually	US SOFR — Annually	(1,764)
		1,415,000	62,021		(92,923)	3/19/55	3.55% — Annually	US SOFR — Annually	(30,681)
		46,164,000	106,270	(E)	50,916	6/18/27	3.75% — Annually	US SOFR — Annually	(55,354)
		60,854,000	349,302	(E)	(189,339)	6/18/30	US SOFR — Annually	3.75% — Annually	159,963
		15,084,000	116,961	(E)	72,314	6/18/35	3.85% — Annually	US SOFR — Annually	(44,647)
		1,200,000	13,547	(E)	16,370	6/18/55	3.85% — Annually	US SOFR — Annually	2,823
	AUD	37,700	85	(E)	—	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	84
	AUD	7,113,000	54,317		(37)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	53,845
	AUD	929,400	2,429	(E)	(12)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(2,440)
	AUD	12,826,000	3,198		4,837	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	9,748
	AUD	11,865,400	228,310		67,826	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(176,308)
	AUD	6,030,000	41,134		80,245	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	30,038
	AUD	18,387,000	155,494		36,636	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	225,847
	AUD	23,985,200	14,238		(39)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	6,353
	AUD	866,000	11,469		(12,610)	3/19/35	4.05% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,093)
	AUD	4,780,000	4,761	(E)	(1,087)	6/18/27	6 month AUD-BBR-BBSW — Quarterly	3.65% — Quarterly	3,674
	AUD	1,938,000	12,427	(E)	9,330	6/18/35	4.45% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(3,096)
	CAD	4,108,000	3,063	(E)	1,826	6/18/27	Canadian Overnight Repo Rate — Semiannually	2.35% — Semiannually	4,889
	CAD	1,698,000	1,842	(E)	(4,221)	6/18/35	2.75% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(6,063)
	CHF	822,000	16,901	(E)	769	6/18/35	Swiss Average Rate Overnight — Annually	0.85% — Annually	17,670
	EUR	1,612,000	37,261		(36,235)	3/19/30	1.95% — Annually	6 month EUR-EURIBOR — Semiannually	1,414
	EUR	645,000	37,247		9,815	3/19/35	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(27,564)
	EUR	464,000	59,961		35,467	3/19/55	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(24,579)
	EUR	3,877,000	14,979	(E)	(3,713)	6/18/27	6 month EUR-EURIBOR — Semiannually	2.35% — Annually	11,266
	EUR	1,406,000	11,212	(E)	4,426	6/18/35	6 month EUR-EURIBOR — Semiannually	2.75% — Annually	15,639
	EUR	73,000	380	(E)	1,004	6/18/55	2.65% — Annually	6 month EUR-EURIBOR — Semiannually	624
	GBP	2,073,000	3,663	(E)	(3,582)	6/18/27	Sterling Overnight Index Average — Annually	4.05% — Annually	81
	GBP	975,000	1,375	(E)	635	6/18/35	Sterling Overnight Index Average — Annually	4.15% — Annually	(740)
	NOK	11,951,000	4,956	(E)	(3,069)	6/18/35	4.15% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(8,025)
	NZD	938,000	5,439	(E)	847	6/18/35	4.25% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(4,592)
	SEK	11,287,000	2,665	(E)	(4,420)	6/18/35	2.95% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(7,084)

	Total				$59,797				$183,610
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$878,944	$868,168	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$6,499

Upfront premium received		—	Unrealized appreciation			6,499

Upfront premium (paid)		—	Unrealized (depreciation)			—

	Total	$—			Total	$6,499

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$904	$6,541	$926	5/11/63	300 bp — Monthly	$(18)
	CMBX NA BBB-.6 Index	BBB-/P	5,468	34,885	4,936	5/11/63	300 bp — Monthly	552
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	129,550	303,000	107,201	12/16/72	500 bp — Monthly	22,643
	CMBX NA BB.6 Index	BB-/P	125,015	366,589	84,645	5/11/63	500 bp — Monthly	40,726
	CMBX NA BBB-.16 Index	BBB-/P	6,137	27,000	4,674	4/17/65	300 bp — Monthly	1,480
	Goldman Sachs International
	CMBX NA BBB-.16 Index	BBB-/P	616	3,000	519	4/17/65	300 bp — Monthly	99
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	8,906	111,000	57,398	5/11/63	500 bp — Monthly	(48,384)
	CMBX NA BB.6 Index	BB-/P	221,364	219,239	50,622	5/11/63	500 bp — Monthly	170,954
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	17,205	132,000	8,950	12/16/72	200 bp — Monthly	8,306
	CMBX NA A.13 Index	A-/P	17,571	132,000	8,950	12/16/72	200 bp — Monthly	8,673
	CMBX NA BB.6 Index	BB-/P	5,703	26,003	6,004	5/11/63	500 bp — Monthly	(276)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	BB-/P	50,378	144,290	33,317	5/11/63	500 bp — Monthly	17,202
	CMBX NA BBB-.16 Index	BBB-/P	3,637	16,000	2,770	4/17/65	300 bp — Monthly	877

Upfront premium received			592,454		Unrealized appreciation			271,512

Upfront premium (paid)			—		Unrealized (depreciation)			(48,678)

	Total		$592,454				Total	$222,834
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(174,025)	$375,000	$193,913	11/17/59	(500 bp) — Monthly	$19,523
	CMBX NA BB.10 Index	(84,631)	210,000	108,591	11/17/59	(500 bp) — Monthly	23,756
	CMBX NA BB.10 Index	(84,631)	210,000	108,591	11/17/59	(500 bp) — Monthly	23,756
	CMBX NA BB.10 Index	(44,734)	111,000	57,398	11/17/59	(500 bp) — Monthly	12,557
	CMBX NA BB.6 Index	(71,848)	277,363	64,043	5/11/63	(500 bp) — Monthly	(8,074)
	CMBX NA BB.8 Index	(39,403)	84,567	42,047	10/17/57	(500 bp) — Monthly	2,562
	CMBX NA BBB-.10 Index	(54,703)	182,000	35,326	11/17/59	(300 bp) — Monthly	(19,483)
	CMBX NA BBB-.6 Index	(17,795)	41,426	5,862	5/11/63	(300 bp) — Monthly	(11,958)
	Goldman Sachs International
	CMBX NA BB.6 Index	(28,297)	83,107	19,189	5/11/63	(500 bp) — Monthly	(9,188)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	104,454	11/17/59	(500 bp) — Monthly	92,764
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.10 Index	(106,385)	329,000	63,859	11/17/59	(300 bp) — Monthly	(42,720)

Upfront premium received		—			Unrealized appreciation		174,918

Upfront premium (paid)		(717,946)			Unrealized (depreciation)		(91,423)

	Total	$(717,946)				Total	$83,495
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 44 Index	B+/P	$(231,485)	$4,800,000	$248,160	6/20/30	500 bp — Quarterly	$16,675

	Total		$(231,485)					$16,675
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
CJSC	Closed Joint Stock Company
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $104,767,857.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$30,062,336	$5,257,035	$7,590,857	$327,656	$27,728,514

	Total Short-term investments	$30,062,336	$5,257,035	$7,590,857	$327,656	$27,728,514
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $190,503.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $204,639.
At the close of the reporting period, the fund has deposited cash valued at $820,532 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
At the close of the reporting period, the fund has deposited cash valued at $402,989 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $298,484 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $204,639 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$2,957,739	$—
Corporate bonds and notes	—	26,753,399	—
Foreign government and agency bonds and notes	—	8,524,683	—
Mortgage-backed securities	—	30,488,992	—
Senior loans	—	5,606,854	—
U.S. government and agency mortgage obligations	—	28,486,052	—
U.S. treasury obligations	—	122,380	—
Short-term investments	680,000	28,427,111	—

Totals by level	$680,000	$131,367,210	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(33,689)	$—
Futures contracts	(69,509)	—	—
Forward premium swap option contracts	—	179,203	—
TBA sale commitments	—	(10,675,459)	—
Interest rate swap contracts	—	123,813	—
Total return swap contracts	—	6,499	—
Credit default contracts	—	679,981	—

Totals by level	$(69,509)	$(9,719,652)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com